Loans and Debentures (Debentures) (Narrative) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Aug. 20, 2017	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Equity	$ 711,788		$ 715,718			$ 1,051,347				$ 894,204
OPC [Member] | Basis of its stand-alone financial statements [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio				120.00%	120.00%
OPC [Member] | Bottom of range [member] | Basis of its stand-alone financial statements [Member]
Disclosure of detailed information about borrowings [line items]
Equity	$ 35,000			$ 23,000
Equity-to-balance sheet ratio	25.00%	25.00%		12.50%	12.50%
OPC [Member] | NIS [Member] | Bottom of range [member] | Basis of its stand-alone financial statements [Member]
Disclosure of detailed information about borrowings [line items]
Equity | ₪		₪ 120,000			₪ 80,000
Bonds (Series A) [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount								$ 85,000
Nominal annual interest rate								4.95%	4.95%
Nominal annual Interest rate reduced								0.50%	0.50%
Bonds (Series A) [Member] | OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate							0.50%
Bonds (Series A) [Member] | OPC [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate							4.45%
Bonds (Series A) [Member] | OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪									₪ 320,000